Basis of presentation and Summary of Significant Accounting Policies - Other Narrative (Details) $ / shares in Units, $ in Millions			3 Months Ended		9 Months Ended		12 Months Ended
	Aug. 05, 2022 USD ($) shares	Feb. 07, 2022 USD ($)	Sep. 30, 2022 USD ($) board_member $ / shares shares	Sep. 30, 2021 USD ($)	Sep. 30, 2022 USD ($) SEGMENT board_member $ / shares shares	Sep. 30, 2021 USD ($)	Dec. 31, 2021 USD ($) SEGMENT $ / shares	Dec. 31, 2021 CAD ($) SEGMENT	Dec. 31, 2020 USD ($) $ / shares	Jun. 16, 2022 USD ($)	Mar. 31, 2022 USD ($)	Dec. 31, 2021 CAD ($)
Accumulated deficit			$ 363,136,000		$ 363,136,000		$ 325,268,000
Working capital deficit			(11,700,000)		(11,700,000)
Net income (loss)			$ (13,053,000)	$ (4,209,000)	(37,868,000)	$ (17,705,000)
Net cash outflows from operations					$ (34,270,000)	(27,615,000)
Common stock, par value (in usd per share) | $ / shares			$ 0.0001		$ 0.0001		$ 0.0001
Number of reportable segments | SEGMENT					1
Foreign currency transaction gain			$ 956,000,000	29,000,000	$ 1,322,000,000	538,000,000
Cash and cash equivalents			13,764,000		13,764,000		$ 9,483,000
Marketable investments, fair value			1,200,000		1,200,000		279,000,000,000					$ 10.2
Marketable investments			1,200,000		1,200,000		5,000,000
SR&ED investment tax credit			$ 100,000	$ 500,000	$ 1,000,000	$ 1,200,000
Number of board members | board_member			7		7
Cash			$ 13,800,000		$ 13,800,000		9,500,000
Cash Acquired Through Reverse Recapitalization And Proceeds From Issuance Of Private Placement	$ 49,000,000
ELOC, right to sell common stock										$ 150,000,000
Equity line of credit ownership restriction percentage										9.90%
Equity line of credit floor stock price										1.00%
Class of warrant or right cap on issuable number of shares ratio			0.361		0.361
Class Of Warrant Or Right Quoted Price | shares			0.31		0.31
Class of Warrant or Right, Outstanding | shares			17,920,898		17,920,898
Revenue from Contract with Customer Benchmark [Member] | Customer A [Member] | Customer Concentration Risk [Member]
Concentration Risk, Percentage			15.00%	15.00%	13.00%	13.00%
Revenue from Contract with Customer Benchmark [Member] | Customer B [Member] | Customer Concentration Risk [Member]
Concentration Risk, Percentage			11.00%	11.00%	13.00%	12.00%
Revenue from Contract with Customer Benchmark [Member] | Customer C [Member] | Customer Concentration Risk [Member]
Concentration Risk, Percentage			10.00%	0.00%
Revenue from Contract with Customer Benchmark [Member] | Two Customers [Member] | Customer Concentration Risk [Member]
Concentration Risk, Percentage					13.00%
D Wave Systems Existing Stockholders [Member]
Voting Interest			91.00%		91.00%
Board Member Designated By D P C M Capital Inc [Member]
Number of board members | board_member			1		1
Board Member Retained From D Wave Systems Board [Member]
Number of board members | board_member			3		3
Independent Board [Member]
Number of board members | board_member			3		3
Equity Line Of Credit [Member]
Issuance of common stock (in shares) | shares	127,180				381,540
DWave System [Member]
Accumulated deficit							325,268,000		$ 293,723,000
Working capital deficit							8,900,000
Net income (loss)							(31,545,000)		(10,019,000)
Net cash outflows from operations							(34,800,000)		$ (29,287,000)
Amount of financing		$ 40,000,000					$ 25,100,000	$ 40.0
Common stock, par value (in usd per share) | $ / shares							$ 0		$ 0
Deferred offering costs							$ 1,200,000		$ 0
Number of reportable segments | SEGMENT							1	1
Foreign currency transaction gain							$ 608,000		623,000
Cash and cash equivalents							9,483,000		21,335,000
Financing received							25,100,000	$ 32.0
Marketable investments, fair value							1,200,000		279,000,000			$ 10.2
Marketable investments							1,200,000		5,000,000
SR&ED investment tax credit							1,500,000		2,100,000
Allowance for doubtful accounts receivable current							0		0
Impairment of long-lived assets to be disposed of							0		0
capitalized contract fulfillment costs							0		0
Marketing and advertising expense							$ 887,000,000		$ 1,000,000
DWave System [Member] | Revenue from Contract with Customer Benchmark [Member] | Customer A [Member] | Customer Concentration Risk [Member]
Concentration Risk, Percentage							15.00%	15.00%	22.00%
DWave System [Member] | Revenue from Contract with Customer Benchmark [Member] | Customer B [Member] | Customer Concentration Risk [Member]
Concentration Risk, Percentage							13.00%	13.00%	17.00%
DWave System [Member] | Revenue from Contract with Customer Benchmark [Member] | Customer C [Member] | Customer Concentration Risk [Member]
Concentration Risk, Percentage							12.00%	12.00%	10.00%
DWave System [Member] | Old D-Wave [Member]
Equity method investment, ownership percentage							75.00%					75.00%
DWave System [Member] | Strategic Innovation Fund (SIF) Government loans [Member]
Interest expense, borrowings							$ 7,200,000
DWave System [Member] | Technology Partnership of Canada (TPC) Government Loans [Member]
Interest expense, borrowings									$ 12,000,000
DWave System [Member] | Venture Loan Agreement [Member]
Debt, face amount											$ 25,000,000